Ordinary Shares (Details) ¥ in Millions	Sep. 29, 2020 CNY (¥)	Jun. 28, 2016 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 29, 2020 $ / shares shares
Ordinary shares, shares issued			810,339,182	812,866,663
Proceeds from Issuance of Common Stock | ¥	¥ 9,763.8
Amount of underwriting commissions and discounts | ¥	79.2
Offering expenses payable | ¥	¥ 77.4
ADR ratio					1
Class A ordinary shares
Ordinary shares, shares issued					51,750,000
Shares Issued, Price Per Share | $ / shares					$ 218
Related Party | Ordinary shares | Zto Es Holding Limited ("ZTO ES")
Shares issued to related party		16,000,000
Number of shares considered issued to related party but not outstanding			3,941,928	5,147,411